Organization and principal activities	12 Months Ended
Dec. 31, 2025
Organization and principal activities
Organization and principal activities
1.	Organization and principal activities

Canaan Inc., an exempted company with limited liability incorporated in the Cayman Islands, through wholly-owned subsidiaries (collectively referred to as the “Company”), is principally engaged in integrated circuit (the “IC”) design and sale of Bitcoin mining equipment and related components, with sales primarily conducted in the People’s Republic of China (the “PRC”), the United States and Singapore, as well as mining activity mainly in the United States and Ethiopia.